Loss from Inventory Valuation, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory valuation
Loss from inventory valuation	$ 0	$ 0	$ 1,432